Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 4)	Dec. 31, 2011 Acreage
Information relating to acreage held by the Company
Developed, Gross Acreage	17,280
Developed, Net Acreage	8,813
Total Developed and Undeveloped Gross Acreage	17,280
Total Developed and Undeveloped Net Acreage	8,813
Company's Share of Equity-Method Investments [Member]
Information relating to acreage held by the Company
Developed, Gross Acreage	69,517
Developed, Net Acreage	38,434
Undeveloped, Gross Acreage	5,560
Undeveloped, Net Acreage	4,574
Total Developed and Undeveloped Gross Acreage	75,077
Total Developed and Undeveloped Net Acreage	43,008